Financial debt - Reconciliation of liabilities arising from financing activities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial debt
Begining Balance	$ 2,517,965	$ 4,928,607	$ 5,037,600
Changes that represent cash flows
Proceeds from borrowings	1,709,080	4,030,700	4,839,000
Principal payment on loans	(2,267,280)	(6,762,222)	(4,808,163)
Changes that do not represent cash flows
Others	34,146	320,880	(139,830)
Ending Balance	$ 1,993,911	$ 2,517,965	$ 4,928,607